Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	353,325	316,949
Granted	372,023	353,325
Expired	256,543	312,181
Exercised	96,782	4,768
Ending	372,023	353,325
11th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning		316,949
Expired		312,181
Exercised		4,768
12th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	353,325
Granted		353,325
Expired	256,543
Exercised	96,782
Ending		353,325
13th Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted	372,023
Ending	372,023